Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	₩ 459,600,510	₩ 426,307,008
Total liabilities	422,949,080	392,603,390
Total equity	36,651,430	33,703,618
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	30,114,232	27,639,783
Total liabilities	8,464,164	7,447,705
Total equity	21,650,068	20,192,078
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	348,523,615	324,314,242
Total liabilities	324,331,076	301,660,298
Total equity	24,192,539	22,653,944
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	29,429,455	26,367,562
Total liabilities	23,427,988	20,092,443
Total equity	6,001,467	6,275,119
Shinhan Investment Corp.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	29,140,427	28,644,288
Total liabilities	25,767,858	25,391,599
Total equity	3,372,569	3,252,689
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	31,823,631	29,719,359
Total liabilities	30,078,522	27,987,427
Total equity	1,745,109	1,731,932
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	6,116,585	5,315,366
Total liabilities	5,368,265	4,603,786
Total equity	748,320	711,580
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	5,980,941	5,562,924
Total liabilities	5,507,949	5,158,123
Total equity	472,992	404,801
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	24,377	22,726
Total liabilities	8,750	8,144
Total equity	15,627	14,582
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	102,079	86,902
Total liabilities	92,194	76,250
Total equity	9,885	10,652
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	173,964	174,839
Total liabilities	14,841	18,286
Total equity	159,123	156,553
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	9,755	9,438
Total liabilities	198	190
Total equity	9,557	9,248
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	43,095	39,799
Total liabilities	23,118	24,446
Total equity	19,977	15,353
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	1,454,290	1,287,170
Total liabilities	1,291,012	1,139,533
Total equity	163,278	147,637
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	65,725	58,158
Total liabilities	7,367	6,209
Total equity	58,358	51,949
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	36,298	29,319
Total liabilities	3,496	71
Total equity	₩ 32,802	₩ 29,248